UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22499

The Cushing Renaissance Fund
(Exact name of registrant as specified in charter)

300 Crescent Court, Suite 1700
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Jerry V. Swank
300 Crescent Court, Suite 1700
Dallas, TX 75201
 (Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2019

Item 1. Schedule of Investments.

The Cushing Renaissance Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2019

		Fair
Common Stock - 43.4%	Shares	Value
Chemicals - 2.5%
Netherlands - 2.5%
LyondellBasell Industries NV(1)	40,000	$3,420,800

Exploration & Production - 15.7%
Canada - 3.7%
Vermilion Energy, Inc.(1)	200,000	5,116,000
Netherlands - 5.1%
Royal Dutch Shell Plc(1)	113,250	7,045,283
Norway - 1.1%
Equinar ASA	70,000	1,572,200
United Kingdom - 5.8%
BP Plc(1)	187,500	7,996,875
		21,730,358
Industrials - 1.5%
Ireland - 1.5%
Eaton Corp Plc(1)	26,000	2,074,020

Large Cap Diversified C Corps - 2.7%
Canada - 2.7%
Pembina Pipeline Corporation	100,000	3,664,000

Natural Gas Gatherers & Processors - 0.7%
United States - 0.7%
Targa Resources Corporation(1)	24,625	990,910

Refiners - 10.3%
United States - 10.3%
CVR Energy, Inc.(1)	100,000	4,054,000
Phillips 66(1)	56,000	5,396,160
Valero Energy Corporation(1)	59,500	4,852,820
		14,302,980
Utilities - 6.8%
United States - 6.8%
Clearway Energy, Inc.(1)	390,000	5,846,100
PPL Corporation(1)	110,000	3,538,700
		9,384,800
YieldCo - 3.2%
United Kingdom - 3.2%
Atlantica Yield Plc(1)	225,000	4,491,000
Total Common Stocks (Cost $56,035,979)		$60,058,868

Master Limited Partnerships and Related Companies - 32.1%	Units
Fuel Distribution - 5.0%
United States - 5.0%
Sunoco, L.P.(1)	230,000	$6,895,400

Large Cap MLP - 4.7%
United States - 4.7%
Energy Transfer, L.P.(1)	440,000	6,507,600

Marine - 4.1%
Republic of the Marshall Islands - 4.1%
GasLog Partners, L.P.(1)	126,500	2,795,650
Golar LNG Partners, L.P.(1)	232,000	2,992,800
		5,788,450
Natural Gas Gatherers & Processors - 8.0%
United States - 8.0%
DCP Midstream, L.P.(1)	207,000	6,671,610
Western Midstream Partners L.P.(1)	129,625	4,337,253
		11,008,863
Natural Gas Transportation & Storage - 3.0%
United States - 3.0%
Tallgrass Energy, L.P.(1)	185,000	4,186,550

Upstream MLPs - 5.4%
United States - 5.4%
Viper Energy Partners, L.P.(1)	226,522	7,454,839

YieldCo - 1.9%
United States - 1.9%
NextEra Energy Partners, L.P.(1)	60,000	2,591,400
Total Master Limited Partnerships and Related Companies (Cost $40,592,626)		$44,433,102

Preferred Stock - 0.3%	Shares
Upstream MLPs - 0.3%
United States - 0.3%
Mid-Con Energy Partners, L.P.(1)	465,116	$455,767
Total Preferred Stock (Cost $1,000,000)		$455,767

Fixed Income - 34.0%	Principal Amount
Engineering & Construction - 4.5%
United States - 4.5%
Zachry Holdings, Inc., 7.500%, due 02/01/2020(1)(2)	6,250,000	$6,261,250

Exploration & Production - 20.6%
Canada - 3.5%
MEG Energy Corporation, 6.375%, due 01/30/2023(1)(2)	2,500,000	2,300,000
MEG Energy Corporation, 7.000%, due 03/31/2024(1)(2)	2,725,000	2,496,781
United States - 17.1%
Barrett Bill Corporationn, 8.750%, due 06/15/2025(1)	1,288,000	1,255,800
Denbury Resources, Inc., 4.625%, due 07/15/2023(1)	4,000,000	2,660,000
Highpoint Operating Corporation, 7.000%, due 10/15/2022(1)	5,250,000	5,053,125
Murphy Oil Corporation, 5.875%, due 12/01/2042(1)	5,000,000	4,418,222
QEP Resources, Inc., 5.625%, due 03/01/2026(1)	4,000,000	3,770,000
Sanchez Energy Corporation, 6.125%, due 01/15/2023(1)	5,000,000	762,500
Southwestern Energy Company, 7.750%, due 10/01/2027(1)	5,500,000	5,721,980
		28,438,408
Industrials - 3.2%
United States - 3.2%
Cleaver-Brooks, Inc., 7.875%, due 03/01/2023(1)(2)	4,500,000	4,410,000

Natural Gas Gatherers & Processors - 2.2%
United States - 2.2%
DCP Midstream, L.P., 7.375%, due 06/15/2023(1)	3,139,000	3,024,505

Refiners - 3.5%
United States - 3.5%
PBF Holding Company, LLC / PBF Finance Corporation, 7.000%, due 11/15/2023(1)	4,655,000	4,783,013
Total Fixed Income (Cost $53,512,733)		$46,917,176

Short-Term Investments - Investment Companies - 6.8%						Shares
United States - 6.8%
Fidelity Government Portfolio Fund, 2.29%(1)(3)						2,343,322		$2,343,322
First American Government Obligations Fund - Class Z, 2.29%(1)(3)						2,343,322		2,343,322
Invesco Short-Term Government & Agency Portfolio - Intitutional Class, 2.33%(1)(3)						2,343,321		2,343,321
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.31%(1)(3)						2,343,321		2,343,321
Total Short-Term Investments - Investment Companies (Cost $9,373,286)								$9,373,286

Total Investments - 116.6% (Cost $160,514,624)								$161,238,199
Written Options(4) - 0.0% (Premiums received $100,944)								(24,660)
Liabilities in Excess of Other Assets - (16.6)%								(22,931,619)
Net Assets Applicable to Common Stockholders - 100.0%								$138,281,920

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Directors.  As of February 28, 2019, the value of these investments was $15,468,031 or 11.19% of total net assets.

(3)	Rate reported is the current yield as of February 28, 2019.
(4)	Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
	Phillips 66, Call Option	$100.00	3/19/2019	USD	560	$52,060	$20,160	$31,900
	Viper Energy Partners L.P., Call Option	$37.00	3/19/2019	USD	900	$48,884	$4,500	$44,384
						$100,944	$24,660	$76,284

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2019 was as follows*:

Cost of investments	$160,413,681
Gross unrealized appreciation	12,822,243
Gross unrealized depreciation	(12,022,385)
Net unrealized appreciation	$799,858

* The above table only reflects tax adjustments through November 30, 2018.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Cushing Renaissance Fund’s (the “Fund”) most recent semi-annual or annual report.

Fair Value Measurements
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.
	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2019	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$60,058,868	$60,058,868	$-	$-
Master Limited Partnerships and Related Companies (a)	44,433,102	44,433,102	-	-
Preferred Stock (a)	455,767	455,767	-
Total Equity Securities	104,947,737	104,947,737	-	-

Notes Senior Notes(a)	46,917,176	-	46,917,176	-
Total Notes	46,917,176	-	46,917,176	-
Other
Short Term Investments (a)	9,373,286	9,373,286	-	-
Total Other	9,373,286	9,373,286	-	-
Total Assets	$161,238,199	$114,321,023	$46,917,176	$-
Liabilities Written Options	$24,660	$24,660	$-	$-
Total Liabilities	$24,660	$24,660	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2019.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 28, 2019.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

There were no transactions in purchased options during the period ended February 28, 2019.

The average monthly fair value of written options during the period ended February 28, 2019 was $49,053.

The effect of derivative instruments on the Statement of Operations for the period ended February 28, 2019:
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ -	$ 146,900	$ 146,900

Amount of Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ -	$ 76,284	$ 76,284
Asset derivatives
Risk Exposure Category	Statement of Assets and Liabilities location		Fair Value
Equity Contracts	Written options, at fair value		$ 24,660

Item 2. Controls and Procedures.
(a)
The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Cushing Renaissance Fund

By (Signature and Title)            /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date          April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date          April 29, 2019

By (Signature and Title)         /s/ John H. Alban
 John H. Alban, Treasurer & Chief Financial Officer

Date          April 29, 2019